Form N-PX
Annual Report of Proxy Voting Record  Of Registered Management
Investment Company

Investment Company Act File Number:	811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2012

Item 1. Proxy Voting Record

I. Teva Pharmaceutical Industries Limited
(a) Name of Issuer of the portfolio security:
Teva Pharmaceutical Industries Limited
(b) Exchange ticker symbol of the portfolio security: TEVA
(c) CUSIP: 881624209
(d) Shareholder meeting date: September 19, 2011
(e) Brief identification of the matter voted on:
1. Approved cash dividend.
2. Appointments to Board of Directors.
3. Appointments of Independent Directors.
4. Appointment of independent registered public accounting firm.
5. Approve the purchase of Directors' & Officers' Liability
Insurance.
6. Approve an increase in renumeration for Vice Chairman.
7. Approve reimbursement of expenses to Chairman of the Board.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For all proposals.
(i) Whether Registrant cast its vote for or against management: For management.

II. Healthsouth Corporation
(a) Name of Issuer of the portfolio security:  Healthsouth
Corporation
(b) Exchange ticker symbol of the portfolio security: HLS
(c) CUSIP: 421924408
(d) Shareholder meeting date: May 3, 2012
(e) Brief identification of the matter voted on:
1.  Election of directors.
2.  Proposal to ratify the appointment of
PriceWaterhouseCoopers LLP as the Independent Registered
Public Accounting firm.
3.  An advisory vote on executive compensation.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management


III. Durect Corporation
(a) Name of Issuer of the portfolio security:  Durect Corporation
(b) Exchange ticker symbol of the portfolio security: DRRX
(c) CUSIP: 266605104
(d) Shareholder meeting date: June 20, 2012
(e) Brief identification of the matter voted on:
1.  Elect directors.
2.  Hold an advisory vote on executive compensation.
3. Ratification of the appointment of Ernst & Young, LLP as independent registered public accounting firm for the current fiscal year.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management

IV.Fly Leasing Limited
(a) Name of Issuer of the portfolio security: Fly Leasing Limited
(b) Exchange ticker symbol of the portfolio security: FLY
(c) CUSIP: 34407D109
(d) Shareholder meeting date: June 29, 2012
(e) Brief identification of the matter voted on:
1.  Elect directors.
2. Appoint Ernst & Young as independent auditors and to authorize the Board of Directors of the Company to determine their renumeration.
3. To transact such other business as may properly come before the Meeting or any adjournment thereof.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: No
(h) How the Registrant cast its vote: Not applicable
(i) Whether Registrant cast its vote for or against management:
Not applicable.

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zazove Convertible Securities Fund, Inc.
By:  Steven M. Kleiman, Secretary
Date: 08/09/2012